UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

ClearBridge Select Fund
Class A [LCLAX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$143	1.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge Select Fund returned 15.34%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.
ClearBridge Select Fund	PAGE 1	7106-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	15.34	9.12	15.96
Class A (with sales charge)	9.01	7.83	15.28
Russell 3000 Index	20.81	16.74	14.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%
ClearBridge Select Fund	PAGE 2	7106-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Select Fund	PAGE 3	7106-ATSR-1225

ClearBridge Select Fund
Class C [LCLCX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$222	2.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge Select Fund returned 14.49%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.
ClearBridge Select Fund	PAGE 1	7107-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	14.49	8.30	15.10
Class C (with sales charge)	13.49	8.30	15.10
Russell 3000 Index	20.81	16.74	14.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Select Fund	PAGE 2	7107-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Select Fund	PAGE 3	7107-ATSR-1225

ClearBridge Select Fund
Class FI [LCBSX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$146	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class FI shares of ClearBridge Select Fund returned 15.30%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.
ClearBridge Select Fund	PAGE 1	7081-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class FI	15.30	9.09	15.94
Russell 3000 Index	20.81	16.74	14.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Select Fund	PAGE 2	7081-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Select Fund	PAGE 3	7081-ATSR-1225

ClearBridge Select Fund
Class R [CBSCX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$179	1.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge Select Fund returned 14.94%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.
ClearBridge Select Fund	PAGE 1	7017-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 6/3/2022 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (6/3/2022)
Class R	14.94	12.95
Russell 3000 Index	20.81	17.13
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Select Fund	PAGE 2	7017-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Select Fund	PAGE 3	7017-ATSR-1225

ClearBridge Select Fund
Class I [LBFIX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$116	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge Select Fund returned 15.62%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.
ClearBridge Select Fund	PAGE 1	7082-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	15.62	9.37	16.26
Russell 3000 Index	20.81	16.74	14.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Select Fund	PAGE 2	7082-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Select Fund	PAGE 3	7082-ATSR-1225

ClearBridge Select Fund
Class IS [LCSSX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$105	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge Select Fund returned 15.75%. The Fund compares its performance to the Russell 3000 Index, which returned 20.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the information technology (IT) sector, engages in building a software-based platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. AppLovin shares rose on several successive quarter earnings, with sustained growth from the company’s core gaming business and increased optimism around catalyst driven growth in its emerging e-commerce business.

↑
Shopify, in the IT sector, develops e-commerce enablement software for small and medium-sized businesses. Growth in gross merchandise volume has consistently exceeded expectations, underpinned by continued global expansion and robust demand from merchants of all sizes. The Canadian company has leveraged artificial intelligence (AI) to enhance merchant productivity and platform efficiency, which has supported durable growth.

↑
Comfort Systems, in the industrials sector, provides mechanical and electrical installation, renovation, maintenance, repair, and replacement services for the mechanical and electrical services industry. The company produced strong earnings on the back of limited skilled labor supply to meet increasing data center demand.

Top detractors from performance:
↓
The Trade Desk, in the communication services sector, is the leading trading platform for advertisers to buy programmatic ad space, such as the banner ads on a website or the commercials played while streaming TV. Growing competitive noise and an increasingly complex digital ad landscape challenged the stock price during the period.

↓
ICON, in the health care sector, is a leading contract research organization (CRO) serving biopharmaceutical and medical device customers. Policy uncertainty under the new administration combined with reduced biotechnology spending has weighed on the CRO industry, leading to reduced revenues and lowered earnings guidance.

↓
WillScot, in the industrials sector, is a North American leader in turnkey modular space and portable storage solutions. Volumes for its modular units languished due to weak non-residential construction spending and overall headwinds to the industrial economy, causing the company to reduce full year earnings guidance. Willscot’s pricing power, a key catalyst, has also showed signs of waning.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.
ClearBridge Select Fund	PAGE 1	7083-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class IS	15.75	9.49	16.37
Russell 3000 Index	20.81	16.74	14.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,660,186,983
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$32,260,983
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Select Fund	PAGE 2	7083-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Select Fund	PAGE 3	7083-ATSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2024 and October 31, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $350,718 in October 31, 2024 and $354,225 in October 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2024 and $0 in October 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $100,500 in October 31, 2024 and $100,500 in October 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in October 31, 2024 and $0 in October 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $811,835 in October 31, 2024 and $870,024 in October 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Select Fund
Financial Statements and Other Important Information
Annual  | October 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
October 31, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.0%
Communication Services — 2.2%
Entertainment — 1.0%
Live Nation Entertainment Inc.	242,659	$36,284,800 *
Interactive Media & Services — 1.2%
Reddit Inc., Class A Shares	208,800	43,628,760 *

Total Communication Services		79,913,560
Consumer Discretionary — 9.0%
Broadline Retail — 4.5%
Global-e Online Ltd.	1,055,224	38,441,810 *
MercadoLibre Inc.	54,532	126,910,143 *
Total Broadline Retail		165,351,953
Hotels, Restaurants & Leisure — 1.2%
Expedia Group Inc.	153,936	33,865,920
Wingstop Inc.	43,600	9,445,068
Total Hotels, Restaurants & Leisure		43,310,988
Specialty Retail — 3.2%
Burlington Stores Inc.	217,569	59,524,703 *
Lowe’s Cos. Inc.	235,097	55,983,648
Total Specialty Retail		115,508,351
Textiles, Apparel & Luxury Goods — 0.1%
Crocs Inc.	44,612	3,644,354 *

Total Consumer Discretionary		327,815,646
Consumer Staples — 7.1%
Beverages — 1.1%
Monster Beverage Corp.	620,420	41,462,669 *
Consumer Staples Distribution & Retail — 5.8%
Casey’s General Stores Inc.	182,005	93,403,146
Grocery Outlet Holding Corp.	1,101,300	14,988,693 *
Performance Food Group Co.	1,061,687	102,707,600 *
Total Consumer Staples Distribution & Retail		211,099,439
Household Products — 0.2%
Colgate-Palmolive Co.	95,660	7,370,603

Total Consumer Staples		259,932,711
Energy — 3.3%
Energy Equipment & Services — 1.8%
Baker Hughes Co.	1,332,794	64,520,557
Oil, Gas & Consumable Fuels — 1.5%
Diamondback Energy Inc.	151,900	21,750,561
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Annual Report

Schedule of Investments (cont’d)
October 31, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Expand Energy Corp.	324,690	$33,543,724
Total Oil, Gas & Consumable Fuels		55,294,285

Total Energy		119,814,842
Financials — 4.9%
Capital Markets — 3.9%
Charles Schwab Corp.	645,200	60,984,304
Intercontinental Exchange Inc.	311,300	45,540,077
KKR & Co. Inc.	299,843	35,480,422
Total Capital Markets		142,004,803
Financial Services — 1.0%
Chime Financial Inc., Class A Shares	194,894	3,346,330 *
Shift4 Payments Inc., Class A Shares	487,300	33,672,430 *
Total Financial Services		37,018,760

Total Financials		179,023,563
Health Care — 11.1%
Biotechnology — 3.8%
Argenx SE, ADR	63,300	51,811,050 *
Caris Life Sciences Inc.	414,863	12,479,079 *
Regeneron Pharmaceuticals Inc.	41,600	27,114,880
TG Therapeutics Inc.	553,100	19,236,818 *
Ultragenyx Pharmaceutical Inc.	158,260	5,475,796 *
Vertex Pharmaceuticals Inc.	50,900	21,661,513 *
Total Biotechnology		137,779,136
Health Care Equipment & Supplies — 2.1%
Insulet Corp.	190,913	59,757,678 *
Penumbra Inc.	84,400	19,190,028 *
Total Health Care Equipment & Supplies		78,947,706
Health Care Providers & Services — 2.8%
HealthEquity Inc.	524,986	49,653,176 *
Surgery Partners Inc.	1,594,774	34,973,394 *
UnitedHealth Group Inc.	49,500	16,907,220
Total Health Care Providers & Services		101,533,790
Health Care Technology — 0.9%
Doximity Inc., Class A Shares	511,838	33,781,308 *
Life Sciences Tools & Services — 1.5%
Charles River Laboratories International Inc.	243,548	43,855,688 *
Medpace Holdings Inc.	20,700	12,107,637 *
Total Life Sciences Tools & Services		55,963,325

Total Health Care		408,005,265
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Annual Report

 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 15.3%
Aerospace & Defense — 2.9%
Kratos Defense & Security Solutions Inc.	141,800	$12,847,080 *
L3Harris Technologies Inc.	316,303	91,443,197
Total Aerospace & Defense		104,290,277
Air Freight & Logistics — 1.0%
GXO Logistics Inc.	637,625	35,840,901 *
Building Products — 0.7%
Trex Co. Inc.	552,485	26,696,075 *
Commercial Services & Supplies — 4.4%
Casella Waste Systems Inc., Class A Shares	157,000	13,905,490 *
Clean Harbors Inc.	123,200	25,934,832 *
Copart Inc.	1,414,940	60,856,570 *
Waste Connections Inc.	359,900	60,348,032
Total Commercial Services & Supplies		161,044,924
Construction & Engineering — 2.6%
Comfort Systems USA Inc.	68,000	65,659,440
WillScot Holdings Corp.	1,410,360	30,675,330
Total Construction & Engineering		96,334,770
Electrical Equipment — 1.8%
Vertiv Holdings Co., Class A Shares	341,583	65,877,698
Ground Transportation — 0.4%
Saia Inc.	43,700	12,782,250 *
Professional Services — 0.6%
Verisk Analytics Inc.	107,200	23,451,072
Trading Companies & Distributors — 0.9%
United Rentals Inc.	38,300	33,366,194

Total Industrials		559,684,161
Information Technology — 40.4%
Electronic Equipment, Instruments & Components — 0.7%
Coherent Corp.	193,900	25,587,044 *
IT Services — 2.9%
Shopify Inc., Class A Shares	614,069	106,762,036 *
Semiconductors & Semiconductor Equipment — 9.7%
Lam Research Corp.	320,100	50,402,946
Lattice Semiconductor Corp.	126,600	9,236,736 *
NVIDIA Corp.	1,365,009	276,400,673
Qorvo Inc.	187,900	17,835,468 *
Total Semiconductors & Semiconductor Equipment		353,875,823
Software — 22.5%
AppLovin Corp., Class A Shares	167,900	107,007,707 *
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Annual Report

Schedule of Investments (cont’d)
October 31, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Autodesk Inc.	125,100	$37,697,634 *
Brain Corp.	263,750	1,121,041 *(a)(b)(c)
CyberArk Software Ltd.	51,800	26,976,404 *
Databricks Inc., Series H	217,734	32,660,100 *(a)(b)(c)
Databricks Inc., Series I	89,795	13,469,250 *(a)(b)(c)
Databricks Inc., Series J	200,724	30,108,600 *(a)(b)(c)
DataRobot Inc., Series F	279,847	930,433 *(a)(b)(c)
DocuSign Inc.	723,660	52,928,493 *
Fortinet Inc.	706,072	61,025,803 *
HubSpot Inc.	75,638	37,207,845 *
Klaviyo Inc., Class A Shares	251,659	6,543,134 *
Microsoft Corp.	376,500	194,955,465
Monday.com Ltd.	60,400	12,396,496 *
Netskope Inc., Class A Shares	178,772	4,226,170 *
OpenAI LLC	18,124	7,793,320 *(a)(b)(c)
Rubrik Inc., Class A Shares	167,600	12,615,252 *
SailPoint Inc.	809,378	17,547,315 *
SentinelOne Inc., Class A Shares	1,199,661	21,413,949 *
ServiceNow Inc.	122,328	112,453,684 *
Sprout Social Inc., Class A Shares	494,511	5,078,628 *
Varonis Systems Inc.	734,610	25,880,310 *
Total Software		822,037,033
Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	626,344	169,344,627

Total Information Technology		1,477,606,563
Materials — 1.0%
Construction Materials — 1.0%
Vulcan Materials Co.	127,800	36,998,100

Real Estate — 2.4%
Real Estate Management & Development — 1.7%
CBRE Group Inc., Class A Shares	411,871	62,781,497 *
Specialized REITs — 0.7%
SBA Communications Corp.	133,057	25,477,754

Total Real Estate		88,259,251
Utilities — 0.3%
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	62,900	11,844,070

Total Common Stocks (Cost — $1,995,124,589)		3,548,897,732
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Annual Report

 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Convertible Bonds & Notes — 0.8%
Communication Services — 0.8%
Entertainment — 0.8%
Live Nation Entertainment Inc., Senior Notes (Cost — $18,984,389)	3.125%	1/15/29	$18,356,000	$27,734,080
			Shares
Preferred Stocks — 0.7%
Health Care — 0.6%
Life Sciences Tools & Services — 0.6%
Sartorius AG	0.310%		84,400	23,220,805 (a)(d)

Information Technology — 0.1%
Software — 0.1%
Brain Corp.	—		631,998	2,686,240 *(a)(b)(c)

Total Preferred Stocks (Cost — $22,306,465)				25,907,045
Convertible Preferred Stocks — 0.3%
Health Care — 0.3%
Health Care Equipment & Supplies — 0.3%
Yellowstone Midco Holdings II (Cost — $12,995,000)	—		12,995	12,995,000 *(a)(b)(c)
Total Investments before Short-Term Investments (Cost — $2,049,410,443)				3,615,533,857

Short-Term Investments — 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.833%		23,391,948	23,391,948 (e)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.896%		23,391,947	23,391,947 (e)(f)

Total Short-Term Investments (Cost — $46,783,895)				46,783,895
Total Investments — 100.1% (Cost — $2,096,194,338)				3,662,317,752
Liabilities in Excess of Other Assets — (0.1)%				(2,130,769)
Total Net Assets — 100.0%				$3,660,186,983

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 8).
(d)	The rate shown represents the yield as of October 31, 2025.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2025, the total market value of investments in Affiliated
Companies was $23,391,947 and the cost was $23,391,947 (Note 7).

See Notes to Financial Statements.
ClearBridge Select Fund 2025 Annual Report

Schedule of Investments (cont’d)
October 31, 2025
 ClearBridge Select Fund
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Annual Report

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $2,072,802,391)	$3,638,925,805
Investments in affiliated securities, at value (Cost — $23,391,947)	23,391,947
Receivable for securities sold	3,308,145
Receivable for Fund shares sold	1,721,146
Dividends and interest receivable from unaffiliated investments	716,513
Dividends receivable from affiliated investments	84,716
European Union tax reclaims receivable (Note 1)	34,203
Prepaid expenses	87,049
Total Assets	3,668,269,524
Liabilities:
Investment management fee payable	2,878,648
Payable for securities purchased	2,042,354
Payable for Fund shares repurchased	1,754,343
Transfer agent fees payable	755,281
Service and/or distribution fees payable	412,492
European Union tax reclaim contingent fees payable (Note 1)	8,238
Trustees’ fees payable	4,470
Accrued expenses	226,715
Total Liabilities	8,082,541
Total Net Assets	$3,660,186,983
Net Assets:
Par value (Note 6)	$608
Paid-in capital in excess of par value	2,273,119,686
Total distributable earnings (loss)	1,387,066,689
Total Net Assets	$3,660,186,983
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Annual Report

Statement of Assets and Liabilities (cont’d)
October 31, 2025
Net Assets:
Class A	$1,620,884,055
Class C	$78,333,080
Class FI	$7,420,788
Class R	$3,560,135
Class I	$1,418,765,558
Class IS	$531,223,367
Shares Outstanding:
Class A	27,505,939
Class C	1,464,185
Class FI	126,099
Class R	61,199
Class I	23,056,412
Class IS	8,583,567
Net Asset Value:
Class A (and redemption price)	$58.93
Class C*	$53.50
Class FI (and redemption price)	$58.85
Class R (and redemption price)	$58.17
Class I (and redemption price)	$61.53
Class IS (and redemption price)	$61.89
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$62.36

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Annual Report

Statement of Operations
For the Year Ended October 31, 2025

Investment Income:
Dividends from unaffiliated investments	$15,400,693
Dividends from affiliated investments	1,952,613
Interest	383,793
European Union tax reclaims (Note 1)	1,256
Less: Foreign taxes withheld	(64,827)
Total Investment Income	17,673,528
Expenses:
Investment management fee (Note 2)	33,105,555
Service and/or distribution fees (Notes 2 and 5)	4,524,330
Transfer agent fees (Notes 2 and 5)	3,948,884
Trustees’ fees	179,300
Registration fees	171,933
Legal fees	155,786
Shareholder reports	105,609
Fund accounting fees	101,416
Audit and tax fees	34,991
Commitment fees (Note 9)	30,246
Insurance	19,825
Custody fees	11,853
Miscellaneous expenses	28,215
Total Expenses	42,417,943
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(844,572)
Net Expenses	41,573,371
Net Investment Loss	(23,899,843)
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	220,316,908
Written options	630,467
Foreign currency transactions	22,435
Net Realized Gain	220,969,810
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	300,732,748
Written options	(438,711)
Foreign currencies	1,475
Change in Net Unrealized Appreciation (Depreciation)	300,295,512
Net Gain on Investments, Written Options and Foreign Currency Transactions	521,265,322
Increase in Net Assets From Operations	$497,365,479
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended October 31,	2025	2024
Operations:
Net investment loss	$(23,899,843)	$(17,425,115)
Net realized gain	220,969,810	76,492,246
Change in net unrealized appreciation (depreciation)	300,295,512	856,203,925
Increase in Net Assets From Operations	497,365,479	915,271,056
Fund Share Transactions (Note 6):
Net proceeds from sale of shares	819,135,677	931,777,407
Cost of shares repurchased	(983,952,272)	(1,136,003,427)
Decrease in Net Assets From Fund Share Transactions	(164,816,595)	(204,226,020)
Increase in Net Assets	332,548,884	711,045,036
Net Assets:
Beginning of year	3,327,638,099	2,616,593,063
End of year	$3,660,186,983	$3,327,638,099
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$51.10	$37.74	$35.86	$57.09	$39.44
Income (loss) from operations:
Net investment loss	(0.45)	(0.33)	(0.09)	(0.16)	(0.49)
Net realized and unrealized gain (loss)	8.28	13.69	1.97	(19.25)	18.14
Total income (loss) from operations	7.83	13.36	1.88	(19.41)	17.65
Less distributions from:
Net realized gains	—	—	—	(1.82)	—
Total distributions	—	—	—	(1.82)	—
Net asset value, end of year	$58.93	$51.10	$37.74	$35.86	$57.09
Total return[2]	15.34%	35.37%	5.24%	(34.97)%	44.75%
Net assets, end of year (millions)	$1,621	$1,368	$893	$771	$1,064
Ratios to average net assets:
Gross expenses	1.38%	1.40%[3]	1.44%	1.42%	1.39%
Net expenses[4,5]	1.33	1.33 [3]	1.33	1.34	1.35
Net investment loss	(0.82)	(0.71)	(0.23)	(0.38)	(0.95)
Portfolio turnover rate	29%	17%[6]	20%[6]	28%[6]	25%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[4]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.33%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.50%.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21%, 28% and 30%.
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$46.73	$34.77	$33.29	$53.54	$37.26
Income (loss) from operations:
Net investment loss	(0.77)	(0.61)	(0.35)	(0.46)	(0.80)
Net realized and unrealized gain (loss)	7.54	12.57	1.83	(17.97)	17.08
Total income (loss) from operations	6.77	11.96	1.48	(18.43)	16.28
Less distributions from:
Net realized gains	—	—	—	(1.82)	—
Total distributions	—	—	—	(1.82)	—
Net asset value, end of year	$53.50	$46.73	$34.77	$33.29	$53.54
Total return[2]	14.49%	34.40%	4.45%	(35.48)%	43.69%
Net assets, end of year (000s)	$78,333	$77,468	$61,930	$62,035	$98,978
Ratios to average net assets:
Gross expenses	2.07%	2.08%[3]	2.09%	2.10%	2.08%
Net expenses[4,5]	2.07	2.08 [3]	2.08	2.10	2.08
Net investment loss	(1.56)	(1.44)	(0.97)	(1.14)	(1.66)
Portfolio turnover rate	29%	17%[6]	20%[6]	28%[6]	25%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21%, 28% and 30%.
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class FI Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$51.04	$37.71	$35.85	$57.03	$39.44
Income (loss) from operations:
Net investment loss	(0.46)	(0.34)	(0.09)	(0.17)	(0.54)
Net realized and unrealized gain (loss)	8.27	13.67	1.95	(19.19)	18.13
Total income (loss) from operations	7.81	13.33	1.86	(19.36)	17.59
Less distributions from:
Net realized gains	—	—	—	(1.82)	—
Total distributions	—	—	—	(1.82)	—
Net asset value, end of year	$58.85	$51.04	$37.71	$35.85	$57.03
Total return[2]	15.30%	35.35%	5.19%	(34.92)%	44.60%
Net assets, end of year (000s)	$7,421	$7,364	$5,563	$5,963	$15,869
Ratios to average net assets:
Gross expenses	1.36%	1.37%[3]	1.36%	1.32%	1.44%
Net expenses[4,5]	1.36	1.37 [3]	1.36	1.32	1.44
Net investment loss	(0.85)	(0.74)	(0.24)	(0.39)	(1.03)
Portfolio turnover rate	29%	17%[6]	20%[6]	28%[6]	25%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21%, 28% and 30%.
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2025	2024	2023	2022[2]
Net asset value, beginning of year	$50.61	$37.53	$35.80	$38.40
Income (loss) from operations:
Net investment loss	(0.63)	(0.55)	(0.33)	(0.06)
Net realized and unrealized gain (loss)	8.19	13.63	2.06	(2.54)
Total income (loss) from operations	7.56	13.08	1.73	(2.60)
Less distributions from:
Net realized gains	—	—	—	(0.00)[3]
Total distributions	—	—	—	(0.00)[3]
Net asset value, end of year	$58.17	$50.61	$37.53	$35.80
Total return[4]	14.94%	34.89%	4.81%	(6.76)%
Net assets, end of year (000s)	$3,560	$1,891	$462	$7
Ratios to average net assets:
Gross expenses	1.67%	1.74%[5]	2.40%	1.46%[6]
Net expenses[7,8]	1.67	1.73 [5]	1.75	1.32 [6]
Net investment loss	(1.17)	(1.17)	(0.85)	(0.40)[6]
Portfolio turnover rate	29%	17%[9]	20%[9]	28%[9,10]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period June 3, 2022 (inception date) to October 31, 2022.
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21% and 28%.
[10]	For the year ended October 31, 2022.
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$53.22	$39.21	$37.17	$58.98	$40.65
Income (loss) from operations:
Net investment income (loss)	(0.32)	(0.22)	0.01	(0.07)	(0.36)
Net realized and unrealized gain (loss)	8.63	14.23	2.03	(19.92)	18.69
Total income (loss) from operations	8.31	14.01	2.04	(19.99)	18.33
Less distributions from:
Net realized gains	—	—	—	(1.82)	—
Total distributions	—	—	—	(1.82)	—
Net asset value, end of year	$61.53	$53.22	$39.21	$37.17	$58.98
Total return[2]	15.62%	35.73%	5.49%	(34.83)%	45.09%
Net assets, end of year (millions)	$1,419	$1,376	$1,139	$1,113	$1,838
Ratios to average net assets:
Gross expenses	1.08%	1.10%[3]	1.10%	1.11%	1.09%
Net expenses[4,5]	1.08	1.10 [3]	1.09	1.11	1.09
Net investment income (loss)	(0.57)	(0.45)	0.02	(0.16)	(0.68)
Portfolio turnover rate	29%	17%[6]	20%[6]	28%[6]	25%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21%, 28% and 30%.
See Notes to Financial Statements.
ClearBridge Select Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$53.47	$39.36	$37.27	$59.06	$40.67
Income (loss) from operations:
Net investment income (loss)	(0.26)	(0.15)	0.04	(0.01)	(0.31)
Net realized and unrealized gain (loss)	8.68	14.26	2.05	(19.96)	18.70
Total income (loss) from operations	8.42	14.11	2.09	(19.97)	18.39
Less distributions from:
Net realized gains	—	—	—	(1.82)	—
Total distributions	—	—	—	(1.82)	—
Net asset value, end of year	$61.89	$53.47	$39.36	$37.27	$59.06
Total return[2]	15.75%	35.88%	5.58%	(34.75)%	45.22%
Net assets, end of year (millions)	$531	$497	$516	$421	$407
Ratios to average net assets:
Gross expenses	0.98%	0.98%[3]	0.99%	1.01%	1.00%
Net expenses[4,5]	0.97	0.98 [3]	0.99	1.00	1.00
Net investment income (loss)	(0.46)	(0.32)	0.11	(0.03)	(0.59)
Portfolio turnover rate	29%	17%[6]	20%[6]	28%[6]	25%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended October 31, 2024.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.05%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 18%, 21%, 28% and 30%.
See Notes to Financial Statements.

ClearBridge Select Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The
ClearBridge Select Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Select Fund 2025 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$1,391,523,819	—	$86,082,744	$1,477,606,563
Other Common Stocks	2,071,291,169	—	—	2,071,291,169
Convertible Bonds & Notes	—	$27,734,080	—	27,734,080
Preferred Stocks:
Health Care	—	23,220,805	—	23,220,805
Information Technology	—	—	2,686,240	2,686,240
Convertible Preferred Stocks	—	—	12,995,000	12,995,000
Total Long-Term Investments	3,462,814,988	50,954,885	101,763,984	3,615,533,857
Short-Term Investments†	46,783,895	—	—	46,783,895
Total Investments	$3,509,598,883	$50,954,885	$101,763,984	$3,662,317,752

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Information Technology	$25,381,962	—	—	$34,340,492	$26,360,290
Preferred Stocks:
Health Care	2,299,276	—	—	1,834,214	—
Information Technology	3,665,986	—	—	(979,746)	—
Convertible Preferred Stocks:
Health Care	—	—	—	—	12,995,000
Total	$31,347,224	—	—	$35,194,960	$39,355,290
ClearBridge Select Fund 2025 Annual Report

Notes to Financial Statements (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2025[1]
Common Stocks:
Information Technology	—	—	—	$86,082,744	$34,340,492
Preferred Stocks:
Health Care	$(4,133,490)	—	—	—	—
Information Technology	—	—	—	2,686,240	(979,746)
Convertible Preferred Stocks:
Health Care	—	—	—	12,995,000	—
Total	$(4,133,490)	—	—	$101,763,984	$33,360,746

[1]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 10/31/25 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$76,238	Recent transaction	Transaction price	N/A	Increase
* This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the

ClearBridge Select Fund 2025 Annual Report

amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes
ClearBridge Select Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements,

ClearBridge Select Fund 2025 Annual Report

collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of October 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected
ClearBridge Select Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(k) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

ClearBridge Select Fund 2025 Annual Report

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$21,551,126	$(21,551,126)
(a)
Reclassifications are due to a tax net operating loss.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.33%, 2.25%, 1.50%, 1.75%, 1.15% and 1.05%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended October 31, 2025, fees waived and/or expenses reimbursed amounted to $844,572, which included an affiliated money market fund waiver of $53,808.
ClearBridge Select Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended October 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $55,439 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended October 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$675,192	—
CDSCs	8,085	$5,336
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$989,475,306
Sales	1,213,664,587

ClearBridge Select Fund 2025 Annual Report

At October 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,098,200,671	$1,640,347,786	$(76,230,705)	$1,564,117,081
4. Derivative instruments and hedging activities
At October 31, 2025, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended October 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$259,910
Written options	630,467
Total	$890,377

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(4,462,713)
Written options	(438,711)
Total	$(4,901,424)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended October 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options†	$413,370
Written options†	58,819

*	Based on the average of the market values at each month-end during the period.
†	At October 31, 2025, there were no open positions held in this derivative.
ClearBridge Select Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended October 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$3,720,812	$2,363,423
Class C	773,337	77,220
Class FI	17,620	9,571
Class R	12,561	4,907
Class I	—	1,487,213
Class IS	—	6,550
Total	$4,524,330	$3,948,884
For the year ended October 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$813,755
Class C	1,190
Class FI	108
Class R	39
Class I	21,479
Class IS	8,001
Total	$844,572
6. Shares of beneficial interest
At October 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

ClearBridge Select Fund 2025 Annual Report

Transactions in shares of each class were as follows:

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,409,360	$292,663,170	8,077,626	$369,684,571
Shares repurchased	(4,684,300)	(254,367,678)	(4,953,793)	(230,371,024)
Net increase	725,060	$38,295,492	3,123,833	$139,313,547
Class C
Shares sold	171,244	$8,469,998	254,125	$10,703,671
Shares repurchased	(364,708)	(18,041,209)	(377,390)	(16,069,494)
Net decrease	(193,464)	$(9,571,211)	(123,265)	$(5,365,823)
Class FI
Shares sold	21,630	$1,194,737	48,087	$2,227,361
Shares repurchased	(39,804)	(2,123,019)	(51,342)	(2,354,051)
Net decrease	(18,174)	$(928,282)	(3,255)	$(126,690)
Class R
Shares sold	30,732	$1,665,802	31,387	$1,446,998
Shares repurchased	(6,900)	(357,546)	(6,327)	(295,818)
Net increase	23,832	$1,308,256	25,060	$1,151,180
Class I
Shares sold	6,733,697	$375,851,002	8,338,061	$399,560,821
Shares repurchased	(9,530,419)	(527,495,647)	(11,542,502)	(558,862,020)
Net decrease	(2,796,722)	$(151,644,645)	(3,204,441)	$(159,301,199)
Class IS
Shares sold	2,470,446	$139,290,968	3,098,743	$148,153,985
Shares repurchased	(3,173,972)	(181,567,173)	(6,934,050)	(328,051,020)
Net decrease	(703,526)	$(42,276,205)	(3,835,307)	$(179,897,035)
7. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended October 31, 2025. The following transactions were effected in such company for the year ended October 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,814,046	$343,253,725	343,253,725	$322,675,824	322,675,824
ClearBridge Select Fund 2025 Annual Report

Notes to Financial Statements (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,952,613	—	$23,391,947
8. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 10/31/2025	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	3/21	$1,152,587	$1,121,041	$4.25	0.03%
Brain Corp., Preferred Shares	631,998	4/20, 11/20	3,334,103	2,686,240	4.25	0.07
Databricks Inc., Series H, Common Shares	217,734	8/21	15,999,994	32,660,100	150.00	0.89
Databricks Inc., Series I, Common Shares	89,795	9/23	6,599,933	13,469,250	150.00	0.37
Databricks Inc., Series J, Common Shares	200,724	12/24	18,566,970	30,108,600	150.00	0.82
DataRobot Inc., Series F, Common Shares	279,847	10/20	3,677,749	930,433	3.32	0.03
OpenAI LLC, Common Shares	18,124	10/25	7,793,320	7,793,320	430.00	0.21
Yellowstone Midco Holdings II, Convertible Preferred Shares	12,995	10/25	12,995,000	12,995,000	1000.00	0.36
			$70,119,656	$101,763,984		2.78%
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the

ClearBridge Select Fund 2025 Annual Report

Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended October 31, 2025.
10. Income tax information and distributions to shareholders
As of October 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(157,086,452)
Other book/tax temporary differences(a)	(19,965,415)
Unrealized appreciation (depreciation)(b)	1,564,118,556
Total distributable earnings (loss) — net	$1,387,066,689

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the tax deferral of losses on straddles and book/tax differences in the timing of the deductibility of various expenses.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between the book and tax cost basis of investments in limited partnerships.

11. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Select Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of ClearBridge Select Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ClearBridge Select Fund (one of the funds constituting Legg Mason Partners Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, portfolio company investees and broker; when replies were not received from portfolio company investees, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

ClearBridge Select Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2025:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$12,307,129
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$12,843,942
Qualified Business Income Dividends Earned	§199A	$464,392
Section 163(j) Interest Earned	§163(j)	$4,253,150
Interest Earned from Federal Obligations	Note (1)	$3,869,357
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
ClearBridge Select Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Select Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to ClearBridge Select Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the
ClearBridge Select Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial,

ClearBridge Select Fund

operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as multi-cap growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was below the median performance of the funds in the Performance Universe for the 1- and 3-year periods and above the median performance of the funds in the Performance Universe for the 5- and 10-year periods. The Board noted the explanations from the Manager and the Sub-Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
ClearBridge Select Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with

ClearBridge Select Fund

those of a group of funds consisting of 13 multi-cap growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of multi-cap growth funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was above the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was above the median of management fees paid by the funds in the Expense Group and above the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board
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Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

ClearBridge Select Fund

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ClearBridge
Select Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Select Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Select Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Select Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90968-AFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 23, 2025